Significant accounting policies - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 01, 2019	Jan. 01, 2019	Dec. 31, 2017	Dec. 01, 2017	Jan. 31, 2017	Jan. 03, 2017
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	true
Operating Lease, Right-of-Use Asset	$ 91		$ 150
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Due from Joint Ventures, Noncurrent
Operating Lease, Liability	$ 91		$ 150
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts Payable and Other Accrued Liabilities, Current	Accounts Payable and Other Accrued Liabilities, Current	Accounts Payable and Other Accrued Liabilities, Current
Goodwill	$ 251	$ 251			$ 251
Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						49.00%		49.00%
Business Acquisition, Percentage of Voting Interests Acquired					49.00%	49.00%	51.00%	51.00%
Neptune And Cape Ann [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%			50.00%
Above Market Leases [Member] | Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years 6 months
Above Market Leases [Member] | Hoegh Gallant [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years 4 months 24 days
Revolving Credit Facility [Member]
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85,000
$385 Million Facility [Member]
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000
Vessels [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	35 years
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	$ 800	$ 700
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Two Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 700	(2,000)
Hoegh Grace
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	$ 3,000	2,800
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 2,600	(800)
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets	$ 169,800	$ 164,400
Property, Plant and Equipment, Useful Life	20 years
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Statutory reserve on paid up capital, Percentage	20.00%	20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets	$ 0	$ 4,600
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Hoegh Lng Colombia Ltd [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets	$ 0	$ 200
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Hoegh Lng Colombia Ltd [Member] | Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						49.00%
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset	$ 100			$ 150
Operating Lease, Liability	$ 100			$ 150